UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22049
Investment Company Act File Number
International Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 33.3%

	Principal
Security	Amount		Value
Australia — 0.2%
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$169,470
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	167,885

Total Australia			$337,355

Brazil — 0.1%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	310,768	$184,366

Total Brazil			$184,366

Canada — 3.1%
Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$137,780
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,064,480
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	742,450
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	3,439,000	3,467,090
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	540,023

Total Canada			$6,951,823

Chile — 2.8%
Government of Chile, 2.10%, 9/1/15(1)	CLP	1,210,051,440	$2,478,735
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	86,016
Government of Chile, 6.00%, 3/1/18	CLP	1,670,000,000	3,615,740

Total Chile			$6,180,491

Colombia — 3.9%
Titulos De Tesoreria B, 6.00%, 4/17/13	COP	6,500,000,000	$3,613,982
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	5,170,340

Total Colombia			$8,784,322

Congo — 0.0%(3)
Republic of Congo, 3.00%, 6/30/29	USD	64,600	$47,481

Total Congo			$47,481

Costa Rica — 0.5%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	465,598,356	$739,863
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	258,103,437	483,271

Total Costa Rica			$1,223,134

Czech Republic — 0.6%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,361,044

Total Czech Republic			$1,361,044

Denmark — 1.1%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$42,736
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	207,323
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,079,630
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	216,552

Total Denmark			$2,546,241

Dominican Republic — 3.6%
Dominican Republic, 11.70%, 6/6/14(4)	DOP	215,000,000	$5,392,820
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	25,000,000	639,677
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 15.00%, 3/12/12(5)	DOP	20,000,000	515,116
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	58,300,000	1,481,863

Total Dominican Republic			$8,029,476

	Principal
Security	Amount		Value
Georgia — 0.1%
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400,000	$241,097

Total Georgia			$241,097

Israel — 0.2%
Israel Government Bond, 3.00%, 10/31/19(1)	ILS	340,423	$100,046
Israel Government Bond, 5.00%, 4/30/15(1)	ILS	898,588	274,323

Total Israel			$374,369

Mexico — 4.2%
Mexican Bonos, 7.50%, 6/21/12	MXN	37,780,000	$2,937,104
Mexican Bonos, 8.00%, 12/19/13	MXN	42,279,000	3,442,206
Mexican Bonos, 9.00%, 12/20/12	MXN	36,540,000	2,912,911

Total Mexico			$9,292,221

Peru — 1.5%
Republic of Peru, 9.91%, 5/5/15	PEN	7,778,000	$3,372,395

Total Peru			$3,372,395

Philippines — 1.2%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,586,395

Total Philippines			$2,586,395

Poland — 0.2%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,128,915	$361,139

Total Poland			$361,139

Serbia — 2.1%
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	121,470,000	$1,371,464
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	329,070,000	3,425,550

Total Serbia			$4,797,014

South Africa — 0.4%
Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$901,594

Total South Africa			$901,594

Sweden — 0.4%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$915,990
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	65,631

Total Sweden			$981,621

Taiwan — 1.5%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,285,033

Total Taiwan			$3,285,033

Turkey — 3.6%
Turkey Government Bond, 0.00%, 8/8/12	TRY	1,503,000	$807,154
Turkey Government Bond, 0.00%, 11/7/12	TRY	13,747,000	7,215,889

Total Turkey			$8,023,043

United Kingdom — 0.9%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$442,990
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	553,318
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	372,000	588,767
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	469,285

Total United Kingdom			$2,054,360

Uruguay — 1.1%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300,000	$2,074,203
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	6,577,407	340,309

Total Uruguay			$2,414,512

Total Foreign Government Bonds (identified cost $73,261,960)			$74,330,526

Collateralized Mortgage Obligations — 0.7%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$418,693	$444,678
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(6)	1,020,878	1,141,469

Total Collateralized Mortgage Obligations (identified cost $1,496,932)		$1,586,147

Mortgage Pass-Throughs — 5.9%

	Principal
Security	Amount	Value
Federal National Mortgage Association:
2.468%, with maturity at 2035(7)	$1,512,078	$1,578,901
4.238%, with maturity at 2035(7)	1,512,985	1,649,625
6.50%, with various maturities to 2036	3,183,836	3,651,411
7.00%, with maturity at 2033	1,141,049	1,350,658
7.50%, with maturity at 2035	605,420	732,582
8.50%, with maturity at 2032	536,361	644,336

		$9,607,513

Government National Mortgage Association:
7.00%, with maturity at 2035	$1,487,039	$1,798,959
8.00%, with maturity at 2016	499,987	538,572
9.00%, with various maturities to 2024	1,070,732	1,286,270

		$3,623,801

Total Mortgage Pass-Throughs (identified cost $12,317,199)		$13,231,314

Precious Metals — 7.0%

	Troy
Description	Ounces	Value
Gold(8)	6,349	$11,055,525
Platinum(8)	2,850	4,524,821

Total Precious Metals (identified cost $14,865,351)		$15,580,346

Short-Term Investments — 49.9%

Foreign Government Securities — 31.5%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 2.8%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	11,215	$6,314,284

Total Brazil			$6,314,284

Georgia — 2.4%
Bank of Georgia Promissory Note, 13.00%, 6/4/12(4)	GEL	3,254	$1,975,212
Bank of Georgia Promissory Note, 4.00%, 9/20/12(4)	AZN	866	1,104,438
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	670	392,723
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	285	163,150
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	3,000	1,668,678

Total Georgia			$5,304,201

Hong Kong — 2.3%
Hong Kong Treasury Bill, 0.00%, 2/8/12	HKD	40,000	$5,158,180

Total Hong Kong			$5,158,180

	Principal
	Amount
Security	(000’s omitted)		Value
Iceland — 0.0%(3)
Iceland Treasury Bill, 0.00%, 4/16/12	ISK	5,000	$34,138

Total Iceland			$34,138

Indonesia — 0.9%
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	17,298,000	$1,923,007

Total Indonesia			$1,923,007

Malaysia — 4.2%
Bank Negara Monetary Note, 0.00%, 3/6/12	MYR	11,069	$3,629,688
Bank Negara Monetary Note, 0.00%, 3/29/12	MYR	7,338	2,401,786
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	10,407	3,401,849

Total Malaysia			$9,433,323

Mauritius — 0.8%
Mauritius Treasury Bill, 0.00%, 7/13/12	MUR	53,500	$1,792,343

Total Mauritius			$1,792,343

Philippines — 1.2%
Philippine Treasury Bill, 0.00%, 3/21/12	PHP	114,640	$2,666,912

Total Philippines			$2,666,912

Romania — 2.4%
Romania Treasury Bill, 0.00%, 2/22/12	RON	5,610	$1,686,756
Romania Treasury Bill, 0.00%, 6/20/12	RON	6,530	1,924,955
Romania Treasury Bill, 0.00%, 7/11/12	RON	6,010	1,765,191

Total Romania			$5,376,902

Serbia — 1.9%
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	351,800	$4,291,964

Total Serbia			$4,291,964

South Korea — 4.1%
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	2,653,830	$2,354,847
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	4,893,100	4,341,840
Korea Monetary Stabilization Bond, 3.68%, 6/2/12	KRW	2,791,570	2,487,836

Total South Korea			$9,184,523

Sri Lanka — 4.3%
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	368,610	$3,209,367
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	8,460	73,541
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	7,320	63,530
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	45,600	392,732
Sri Lanka Treasury Bill, 0.00%, 6/8/12	LKR	376,650	3,214,818
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	34,640	293,280
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	17,160	144,670
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	8,120	67,390
Sri Lanka Treasury Bill, 0.00%, 12/7/12	LKR	244,000	1,992,519

Total Sri Lanka			$9,451,847

Thailand — 0.7%
Bank of Thailand, 0.00%, 2/23/12	THB	48,754	$1,574,048

Total Thailand			$1,574,048

Uruguay — 3.4%
Monetary Regulation Bill, 0.00%, 2/14/12	UYU	47,568	$2,425,506
Monetary Regulation Bill, 0.00%, 3/13/12	UYU	7,730	391,459
Monetary Regulation Bill, 0.00%, 5/18/12	UYU	32,000	1,592,329
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	52,912	2,561,252
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	10,200	488,915

Total Uruguay			$7,459,461

	Principal
	Amount
Security	(000’s omitted)		Value
Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	675,000	$130,641
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	720,000	139,181

Total Zambia			$269,822

Total Foreign Government Securities (identified cost $71,044,640)			$70,234,955

U.S. Treasury Obligations — 0.9%

	Principal
	Amount
Security	(000s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/23/12(9)	$2,000	$1,999,952

Total U.S. Treasury Obligations (identified cost $1,999,980)		$1,999,952

Other — 17.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(10)	$39,102	$39,101,983

Total Other (identified cost $39,101,983)		$39,101,983

Total Short-Term Investments (identified cost $112,146,603)		$111,336,890

Total Investments — 96.8% (identified cost $214,088,045)		$216,065,223

Other Assets, Less Liabilities — 3.2%		$7,098,169

Net Assets — 100.0%		$223,163,392

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar
AZN	-	Azerbaijani Manat
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DKK	-	Danish Krone
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
ISK	-	Icelandic Krona
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MUR	-	Mauritian Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian Leu
RSD	-	Serbian Dinar
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZMK	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $6,951,823 or 3.1% of the Portfolio’s net assets.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(5)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.
(6)	Weighted average fixed-rate coupon that changes/updates monthly.
(7)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.
(8)	Non-income producing.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $4,894.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $16,091,008 or 7.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/2/12	Euro 885,278	United States Dollar 1,167,151	Citibank NA	$9,163
2/10/12	New Taiwan Dollar 97,200,000	United States Dollar 3,403,361	Deutsche Bank	119,644
2/15/12	Euro 20,122,286	United States Dollar 26,032,885	Nomura International PLC	(288,694)
2/22/12	Euro 1,197,183	United States Dollar 1,637,181	Goldman Sachs International	71,149
3/16/12	Sri Lankan Rupee 8,460,000	United States Dollar 74,801	Standard Chartered Bank	949
3/23/12	Sri Lankan Rupee 7,320,000	United States Dollar 64,922	HSBC Bank USA	1,079
4/3/12	Brazilian Real 3,348,000	United States Dollar 1,989,305	Deutsche Bank	100,367
4/3/12	Brazilian Real 3,347,000	United States Dollar 1,989,893	Nomura International PLC	101,520
4/3/12	Brazilian Real 587,300	United States Dollar 353,902	Standard Bank	22,548
4/3/12	Brazilian Real 4,144,000	United States Dollar 2,469,607	Standard Chartered Bank	131,567
4/17/12	Israeli Shekel 1,310,234	United States Dollar 340,967	JPMorgan Chase Bank	(8,194)

				$261,098

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/9/12	Indonesian Rupiah 20,884,370,000	United States Dollar 2,288,949	Citibank NA	$32,248
2/14/12	Singapore Dollar 10,887,844	United States Dollar 8,425,168	Standard Chartered Bank	230,692

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/14/12	Singapore Dollar 1,402,400	United States Dollar 1,081,765	Standard Chartered Bank	$33,146
2/15/12	Euro 885,278	United States Dollar 1,167,169	Citibank NA	(9,153)
2/16/12	Moroccan Dirham 13,584,422	Euro 1,204,400	JPMorgan Chase Bank	17,706
2/17/12	Australian Dollar 1,651,466	United States Dollar 1,662,597	Citibank NA	87,730
3/12/12	Indian Rupee 440,760,000	United States Dollar 8,261,281	HSBC Bank USA	542,531
3/12/12	Swedish Krona 20,500,000	Euro 2,299,688	Goldman Sachs International	(269)
3/12/12	Swedish Krona 7,511,348	United States Dollar 1,159,000	Goldman Sachs International	(56,807)
3/12/12	Zambian Kwacha 1,506,180,000	United States Dollar 287,439	Barclays Bank PLC	4,406
3/20/12	Norwegian Krone 14,000,000	Euro 1,815,145	Goldman Sachs International	7,183
3/20/12	Norwegian Krone 25,404,281	Euro 3,252,789	HSBC Bank USA	66,617
3/20/12	Swedish Krona 17,173,288	Euro 1,862,087	State Street Bank and Trust Co.	83,108
3/23/12	Philippine Peso 191,390,000	United States Dollar 4,365,349	HSBC Bank USA	99,011
4/3/12	Brazilian Real 7,170,000	United States Dollar 3,787,439	State Street Bank and Trust Co.	257,867
4/3/12	Polish Zloty 15,684,550	Euro 3,488,091	State Street Bank and Trust Co.	266,056
4/19/12	Yuan Renminbi 23,500,000	United States Dollar 3,711,894	Australia and New Zealand Banking Group Limited	11,144
4/19/12	Yuan Renminbi 470,000	United States Dollar 74,191	Barclays Bank PLC	270
4/24/12	Ugandan Shilling 422,110,000	United States Dollar 136,121	Citibank NA	38,620
4/24/12	Ugandan Shilling 769,765,650	United States Dollar 311,646	Citibank NA	7,013
4/24/12	Ugandan Shilling 381,030,000	United States Dollar 121,891	Standard Chartered Bank	35,844
4/26/12	Ugandan Shilling 665,132,000	United States Dollar 218,076	Barclays Bank PLC	57,131
4/26/12	Ugandan Shilling 391,971,000	United States Dollar 128,305	Citibank NA	33,878
6/11/12	Ghanaian Cedi 3,083,000	United States Dollar 1,800,818	Standard Bank	(34,606)
6/15/12	Yuan Renminbi 23,500,000	United States Dollar 3,705,748	Barclays Bank PLC	13,042
6/15/12	Yuan Renminbi 3,397,000	United States Dollar 528,223	Goldman Sachs International	9,340
7/25/12	Ugandan Shilling 408,500,000	United States Dollar 125,276	Standard Chartered Bank	37,335
8/7/12	Ugandan Shilling 769,765,650	United States Dollar 259,705	Standard Chartered Bank	44,948
10/25/12	Ugandan Shilling 354,530,000	United States Dollar 104,403	Standard Chartered Bank	30,973
10/29/12	Ugandan Shilling 627,024,000	United States Dollar 201,001	Citibank NA	37,998
10/29/12	Ugandan Shilling 631,103,000	United States Dollar 199,997	Standard Chartered Bank	40,558

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
10/31/12	Ugandan Shilling 476,329,900	United States Dollar 154,052	Standard Bank	$27,347
12/10/12	Indonesian Rupiah 38,304,000,000	United States Dollar 3,988,338	JPMorgan Chase Bank	148,690

				$2,201,597

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	4 U.S. 5-Year Treasury Note	Short	$(491,156)	$(496,187)	$(5,031)
3/12	33 U.S. 10-Year Treasury Note	Short	(4,289,341)	(4,364,250)	(74,909)
3/12	14 U.S. 30-Year Treasury Bond	Short	(2,013,703)	(2,036,125)	(22,422)

					$(102,362)

Interest Rate Swaps

	Notional		Portfolio
	Amount		Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Bank of America	ILS	380	Receives	3-month ILS TELBOR	4.20%	11/19/14	$(4,603)
Bank of America	ILS	400	Receives	3-month ILS TELBOR	4.54	1/6/15	(5,854)
Barclays Bank PLC	ILS	178	Receives	3-month ILS TELBOR	5.15	3/5/20	(6,400)
Barclays Bank PLC	ILS	181	Receives	3-month ILS TELBOR	5.16	3/8/20	(6,531)

							$(23,388)

ILS	-	Israeli Shekel

Credit Default Swaps — Buy Protection

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$2,510	$—	$2,510
Austria	Barclays Bank PLC	100	1.42		3/20/14	(683)	—	(683)
Egypt	Bank of America	100	1.00	(1)	6/20/15	13,213	(4,195)	9,018
Egypt	Citibank NA	50	1.00	(1)	6/20/20	14,489	(4,648)	9,841
Egypt	Citibank NA	50	1.00	(1)	6/20/20	14,489	(4,883)	9,606
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	19,820	(5,521)	14,299
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	6,607	(2,138)	4,469
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	14,489	(4,677)	9,812
Lebanon	Barclays Bank PLC	100	1.00	(1)	12/20/14	8,797	(4,442)	4,355
Lebanon	Citibank NA	150	3.30		9/20/14	1,757	—	1,757
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	17,594	(9,018)	8,576
Lebanon	Citibank NA	100	1.00	(1)	3/20/15	9,606	(3,940)	5,666
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	9,607	(4,421)	5,186
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	9,607	(4,447)	5,160
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	9,607	(4,105)	5,502
Philippines	Barclays Bank PLC	72	1.00	(1)	3/20/15	183	(1,310)	(1,127)
Philippines	Deutsche Bank	100	1.00	(1)	3/20/15	255	(1,978)	(1,723)
Philippines	JPMorgan Chase Bank	71	1.00	(1)	3/20/15	181	(1,293)	(1,112)
South Africa	Bank of America	200	1.00	(1)	12/20/19	14,713	(7,315)	7,398
South Africa	Barclays Bank PLC	200	1.00	(1)	12/20/19	14,713	(8,456)	6,257
South Africa	Citibank NA	100	1.00	(1)	12/20/19	7,356	(4,807)	2,549
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	7,628	(4,336)	3,292
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	7,357	(5,013)	2,344
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,628	(3,501)	4,127
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,628	(3,627)	4,001
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	7,628	(5,012)	2,616
Spain	Barclays Bank PLC	100	1.00	(1)	3/20/20	16,139	(977)	15,162

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Value	Received (Paid)	(Depreciation)
Thailand	Barclays Bank PLC	$200	0.97%		9/20/19	$11,792	$—	$11,792
Thailand	Citibank NA	200	0.86		12/20/14	1,566	—	1,566
Thailand	Citibank NA	100	0.95		9/20/19	6,034	—	6,034
Thailand	JPMorgan Chase Bank	100	0.87		12/20/14	754	—	754
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	7,525	(6,249)	1,276
Banco de Sabadell, S.A.	JPMorgan Chase Bank	70	3.00	(1)	3/20/15	11,252	(287)	10,965
Citigroup, Inc.	Bank of America	420	1.00	(1)	9/20/20	39,769	(22,950)	16,819
Citigroup, Inc.	JPMorgan Chase Bank	420	1.00	(1)	9/20/20	39,770	(24,292)	15,478
Erste Group Bank AG	Barclays Bank PLC	70	1.00	(1)	3/20/15	8,252	(3,112)	5,140
ING Verzekeringen N.V.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	2,447	(1,400)	1,047
Rabobank Nederland N.V.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	1,296	(41)	1,255
Raiffeisen Zentralbank	Barclays Bank PLC	70	1.00	(1)	3/20/15	6,721	(4,201)	2,520

						$380,096	$(166,592)	$213,504

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit Default Swaps	$380,779	$(683)

		$380,779	$(683)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,860,418	$(397,723)

		$2,860,418	$(397,723)

Interest Rate	Futures Contracts*	$—	$(102,362)
Interest Rate	Interest Rate Swaps	—	(23,388)

		$—	$(125,750)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$214,738,405

Gross unrealized appreciation	$4,949,388
Gross unrealized depreciation	(3,622,570)

Net unrealized appreciation	$1,326,818

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$74,330,526	$—	$74,330,526
Collateralized Mortgage Obligations	—	1,586,147	—	1,586,147
Mortgage Pass-Throughs	—	13,231,314	—	13,231,314
Precious Metals	15,580,346	—	—	15,580,346
Short-Term Investments —
Foreign Government Securities	—	70,234,955	—	70,234,955
U.S. Treasury Obligations	—	1,999,952	—	1,999,952
Other	—	39,101,983	—	39,101,983

Total Investments	$15,580,346	$200,484,877	$—	$216,065,223

Forward Foreign Currency Exchange Contracts	$—	$2,860,418	$—	$2,860,418
Swap Contracts	—	380,779	—	380,779

Total	$15,580,346	$203,726,074	$—	$219,306,420

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(397,723)	$—	$(397,723)
Futures Contracts	(102,362)	—	—	(102,362)
Swap Contracts	—	(24,071)	—	(24,071)

Total	$(102,362)	$(421,794)	$—	$(524,156)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: March 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 26, 2012